BUSINESS AND ORGANIZATION - Net Asset Value Per Share (Q2) (Details) - $ / shares	Aug. 04, 2021	Jul. 26, 2021	Jun. 30, 2021	May 05, 2021	Mar. 25, 2021	Feb. 25, 2021	Feb. 01, 2021	Jan. 27, 2021	Jan. 22, 2021	Dec. 31, 2020	Jun. 01, 2020	May 20, 2020	Dec. 31, 2019	Jan. 18, 2018
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
NAV Per Share (in usd per share)			$ 26.05	$ 24.61				$ 23.03		$ 21.01	$ 21.01	$ 21.01	$ 30.48	$ 30.00
Subsequent Event
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
NAV Per Share (in usd per share)	$ 26.05	$ 24.61			$ 23.03	$ 21.01	$ 23.03	$ 23.03	$ 21.01